Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CHARLES SCHWAB FAMILY OF FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

(the "Trusts")

Schwab Government Money Fund	Schwab Investor Money Fund
Schwab U.S. Treasury Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Treasury Obligations Money Fund	Schwab Municipal Money Fund
Schwab Money Market Fund	Schwab California Municipal Money Fund
Schwab Value Advantage Money Fund	Schwab New York Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Pennsylvania Municipal Money Fund
Schwab Cash Reserves	Schwab New Jersey Municipal Money Fund
Schwab Advisor Cash Reserves	Schwab Massachusetts Municipal Money Fund

(the "Funds")

Supplement dated November 9, 2015

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.

Schwab Government Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

(the "Trusts")

Schwab Government Money Fund

(the "Funds")

Supplement dated November 9, 2015

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.

Schwab U.S. Treasury Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

(the "Trusts")

Schwab U.S. Treasury Money Fund

(the "Funds")

Supplement dated November 9, 2015

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.

Schwab Treasury Obligations Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

(the "Trusts")

Schwab Treasury Obligations Money Fund

(the "Funds")

Supplement dated November 9, 2015

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.

Schwab Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

(the "Trusts")

Schwab Money Market Fund

(the "Funds")

Supplement dated November 9, 2015

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.

Schwab Value Advantage Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

(the "Trusts")

Schwab Value Advantage Money Fund

(the "Funds")

Supplement dated November 9, 2015

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.

Schwab Retirement Advantage Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

(the "Trusts")

Schwab Retirement Advantage Money Fund

(the "Funds")

Supplement dated November 9, 2015

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.

Schwab Cash Reserves
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

(the "Trusts")

Schwab Cash Reserves

(the "Funds")

Supplement dated November 9, 2015

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.

Schwab Advisor Cash Reserves
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

(the "Trusts")

Schwab Advisor Cash Reserves

(the "Funds")

Supplement dated November 9, 2015

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.

Schwab Investor Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

(the "Trusts")

Schwab Investor Money Fund

(the "Funds")

Supplement dated November 9, 2015

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.

Schwab AMT Tax-Free Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

(the "Trusts")

Schwab AMT Tax-Free Money Fund

(the "Funds")

Supplement dated November 9, 2015

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.

Schwab Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

(the "Trusts")

Schwab Municipal Money Fund

(the "Funds")

Supplement dated November 9, 2015

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.

Schwab California Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

(the "Trusts")

Schwab California Municipal Money Fund

(the "Funds")

Supplement dated November 9, 2015

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.

Schwab New York Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

(the "Trusts")

Schwab New York Municipal Money Fund

(the "Funds")

Supplement dated November 9, 2015

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.

Schwab Pennsylvania Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

(the "Trusts")

Schwab Pennsylvania Municipal Money Fund

(the "Funds")

Supplement dated November 9, 2015

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.

Schwab New Jersey Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

(the "Trusts")

Schwab New Jersey Municipal Money Fund

(the "Funds")

Supplement dated November 9, 2015

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.

Schwab Massachusetts Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csfof_SupplementTextBlock

THE CHARLES SCHWAB FAMILY OF FUNDS

SCHWAB ANNUITY PORTFOLIOS

(the "Trusts")

Schwab Massachusetts Municipal Money Fund

(the "Funds")

Supplement dated November 9, 2015

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.